Putnam Tax-Free High Yield Fund
Fund summary
Goal
Putnam Tax-Free High Yield Fund seeks high current income exempt from federal income tax.
Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 14 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Tax-Free High Yield	Class A		Class B		Class C		Class M	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price	4.00%		none		none		3.25%	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Tax-Free High Yield	Class A		Class B	Class C	Class M	Class Y
Management fees	0.47%		0.47%	0.47%	0.47%	0.47%
Distribution and service (12b-1) fees	0.23%	[1]	0.85%	1.00%	0.50%	none
Other expenses	0.10%		0.10%	0.10%	0.10%	0.10%
Total annual fund operating expenses	0.80%		1.42%	1.57%	1.07%	0.57%
[1]	Represents a blended rate.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example - Tax-Free High Yield - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	478	645	826	1,350
Class B	645	749	976	1,533
Class C	260	496	855	1,867
Class M	431	654	896	1,588
Class Y	58	183	318	714

Expense Example, No Redemption - Tax-Free High Yield - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	145	449	776	1,533
Class C	160	496	855	1,867

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 17%.
Investments
We invest mainly in bonds that pay interest that is exempt from federal income tax (but that may be subject to federal alternative minimum tax (AMT)), are a combination of below-investment-grade and investment-grade securities, and have intermediate- to long-term maturities (three years or longer). Under normal circumstances, we invest at least 80% of the fund’s net assets in tax-exempt investments. This policy cannot be changed without the approval of the fund’s shareholders. We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.
Risks
It is important to understand that you can lose money by investing in the fund.

The value of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions of the risk of default, changes in government intervention in the financial markets, and factors related to a specific issuer. Bond markets may, in response to government intervention, economic or market developments, or other factors, experience periods of high volatility and reduced liquidity. The risks associated with bond investments include interest rate risk, which means the value of the fund’s investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (a significant part of the fund’s investments), which can be more sensitive to changes in markets, credit conditions, and interest rates. The fund may invest significantly in particular segments of the tax-exempt debt market, making it more vulnerable to fluctuations in the values of the securities it holds than a fund that invests more broadly. Interest the fund receives might be taxable

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 9/30/15 2.34% Best calendar quarter Q3 2009 14.53% Worst calendar quarter Q4 2008 –18.83%
Average annual total returns after sales charges (for periods ending 12/31/14)
Average Annual Total Returns - Tax-Free High Yield	1 Year	5 Years	10 Years
Class A	9.16%	6.30%	4.52%
Class A | after taxes on distributions	9.07%	6.27%	4.50%
Class A | after taxes on distributions and sale of fund shares	7.15%	5.99%	4.55%
Class B	7.98%	6.19%	4.42%
Class C	11.81%	6.36%	4.14%
Class M	9.72%	6.18%	4.32%
Class Y	13.92%	7.44%	4.95%
Barclays Municipal Bond Index (no deductions for fees, expenses or taxes)	9.05%	5.16%	4.74%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.